MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  June 30, 2005

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2

   Statements of Assets and Liabilities ...................................    4

   Statements of Operations ...............................................    7

   Statements of Changes in Net Assets ....................................    9

   Financial Highlights ...................................................   13

   Notes to Financial Statements ..........................................   23

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2005

Dear Participant:

      We are pleased to send you the 2005 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. At June 30, 2005, Separate Account No. 2 consisted of 20 distinct funds. Each invested in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund(R)" and Asset ManagerSM Portfolios of Fidelity Investments(R)" Variable Insurance Products Funds ("Fidelity VIP").

      At June 30, 2005, each of the funds of Separate Account No. 2 owned shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 for the six months ended June 30, 2005 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      Beginning July 1, 2005, Separate Account No. 2 added seven new funds to the 20 it previously offered. Three of the new funds invest in new Investment Company funds: the Mid Cap Value, Small Cap Growth and Small Cap Value Funds; one invests in the Fidelity VIP Mid Cap Portfolio; two invest in portfolios of the Vanguard Variable Insurance Fund ("Vanguard"): the Diversified Value and International Portfolios; and one invests in the Oppenheimer Main Street Fund(R)"/VA of Oppenheimer Variable Account Funds ("Oppenheimer").

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest, including the seven new investment alternatives, are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Mid Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Mid Cap Value Fund: This Fund seeks to achieve capital appreciation and, to a lesser extent, current income by investing in stocks issued by companies with mid-sized market capitalizations that are believed to be undervalued in the marketplace.

      Investment Company Small Cap Growth Fund: This Fund seeks to achieve capital appreciation by investing in stocks issued by companies with small-sized market capitalizations that are believed to possess above-average growth potential.

      Investment Company Small Cap Value Fund: This Fund seeks to achieve capital appreciation by investing in stocks issued by companies with small-sized market capitalizations that are believed to be undervalued in the marketplace.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund(R)" Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset ManageSM Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      Fidelity VIP Mid Cap Portfolio: This Portfolio seeks long-term capital growth by primarily investing in stocks issued by companies with medium market capitalizations.

      Vanguard Diversified Value Portfolio: This Portfolio seeks to provide long-term capital appreciation and income by primarily investing in stocks of large- and mid-capitalization companies that are considered by the advisor to be undervalued.

      Vanguard  International   Portfolio:   This  Portfolio  seeks  to  provide
long-term capital appreciation by primarily investing in the stocks of companies located outside the United States with above-average growth potential.

      Oppenheimer Main Street Fund(R)/VA: This Portfolio seeks to provide capital growth and current income by primarily investing in the stocks of companies of different capitalization ranges, presently focusing on large-capitalization issuers.

      For the six months ended June 30, 2005, the twenty Separate Account Funds available at that time experienced the following total returns:

        Investment Company Money Market Fund(1) .............     +0.78%
        Investment Company All America Fund .................     -2.52%
        Investment Company Equity Index Fund ................     -1.30%
        Investment Company Mid-Cap Equity Index Fund ........     +3.35%
        Investment Company Bond Fund ........................     +1.32%
        Investment Company Short-Term Bond Fund .............     +0.35%
        Investment Company Mid-Term Bond Fund ...............     +0.70%
        Investment Company Composite Fund ...................     -2.38%
        Investment Company Aggressive Equity Fund ...........     -1.38%
        Investment Company Conservative Allocation Fund .....     +0.37%
        Investment Company Moderate Allocation Fund .........     +0.65%
        Investment Company Aggressive Allocation Fund .......     +0.34%
        Scudder Bond Fund ...................................     +2.14%
        Scudder Capital Growth Fund .........................     +0.96%
        Scudder International Fund ..........................     -0.66%
        American Century VP Capital Appreciation Fund .......     +4.62%
        Calvert Social Balanced Fund ........................     +1.09%
        Fidelity VIP Equity-Income Fund .....................     -1.67%
        Fidelity VIP II Contrafund ..........................     +3.19%
        Fidelity VIP II Asset Manager Fund ..................     -0.71%
        ----------
        (1) The seven-day net annualized effective yield as of 8/16/05 was 2.25% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity VIP during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2 that was in existence on June 30, 2005. Accompanying this report in a separate document are the financial statements for each similarly named fund or portfolio of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      We will waive your annual contract fee if you elect to receive documents, such as this Report, online through eDocuments. Simply visit mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, you will be notified by email whenever prospectuses, annual and semi-annual reports of the Separate Accounts and underlying Funds, as well as other documents are available online. eDocuments can help you save money and cut down on paper mail!

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785 or by visiting mutualofamerica.com.

      I hope you will find this report helpful and informative.

                                   Sincerely,

                                   /s/ Manfred Altstadt
                                   -----------------------------------------
                                   Manfred Altstadt
                                   Senior Executive Vice President
                                   and Chief Financial Officer,
                                   Mutual of America Life Insurance Company

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                            June 30, 2005 (Unaudited)


                                                                                  Investment Company
                                                           ---------------------------------------------------------------
                                                                                                                 Mid-Cap
                                                            Money Market     All America     Equity Index     Equity Index
                                                                Fund            Fund             Fund             Fund
                                                            ------------     -----------     ------------     ------------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $57,434,786
   All America Fund -- $338,216,976
   Equity Index Fund -- $315,932,549
   Mid-Cap Equity Index Fund -- $164,162,721)
   (Notes 1 and 2)......................................     $57,390,953     $310,776,428     $344,006,986     $198,760,176
Due From (To) Mutual of America General Account.........          44,106         (347,874)          49,505          186,073
                                                             -----------     ------------     ------------     ------------
NET ASSETS..............................................     $57,435,059     $310,428,554     $344,056,491     $198,946,249
                                                             ===========     ============     ============     ============
UNIT VALUE AT JUNE 30, 2005.............................     $      2.33     $       8.21     $       2.84     $       1.68
                                                             ===========     ============     ============     ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2005............      24,683,027       37,812,867      121,112,024      118,231,989
                                                             ===========     ============     ============     ============


                                                                                  Investment Company
                                                             --------------------------------------------------------------
                                                                Bond         Short-Term        Mid-Term         Composite
                                                                Fund          Bond Fund        Bond Fund          Fund
                                                             -----------      -----------      -----------     ------------
ASSETS:

Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Bond Fund -- $99,855,416
   Short-Term  Bond Fund -- $20,425,324
   Mid-Term Bond Fund -- $43,364,524
   Composite Fund -- $245,204,203)
   (Notes 1 and 2)......................................     $97,560,845      $20,077,510      $43,223,616     $214,225,996
Due From (To) Mutual of America General Account.........         (15,364)          18,131           (2,630)          58,286
                                                             -----------      -----------      -----------     ------------
NET ASSETS..............................................     $97,545,481      $20,095,641      $43,220,986     $214,284,282
                                                             ===========      ===========      ===========     ============
UNIT VALUE AT JUNE 30, 2005.............................     $      4.20      $      1.54      $      1.70     $       5.38
                                                             ===========      ===========      ===========     ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2005............      23,242,757       13,014,983       25,409,327       39,807,447
                                                             ===========      ===========      ===========     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                            June 30, 2005 (Unaudited)


                                                                                  Investment Company
                                                              -------------------------------------------------------------
                                                              Aggressive      Conservative      Moderate       Aggressive
                                                                Equity         Allocation      Allocation      Allocation
                                                                 Fund             Fund            Fund            Fund
                                                              ------------     ----------      -----------      -----------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Aggressive Equity Fund -- $218,594,857
   Conservative Allocation Fund -- $7,714,263
   Moderate Allocation Fund -- $33,948,385
   Aggressive Allocation Fund -- $24,251,250)
   (Notes 1 and 2)......................................      $231,510,366     $7,778,560      $34,392,651      $25,042,688
Due From (To) Mutual of America General Account.........           (46,152)        30,192          104,786           50,544
                                                              ------------     ----------      -----------      -----------
NET ASSETS..............................................      $231,464,214     $7,808,752      $34,497,437      $25,093,232
                                                              ============     ==========      ===========      ===========
UNIT VALUE AT JUNE 30, 2005.............................      $       2.77     $     1.09      $      1.20      $      1.30
                                                              ============     ==========      ===========      ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2005............        83,462,650      7,160,248       28,750,907       19,364,437
                                                              ============     ==========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF ASSETS AND LIABILITIES
                            June 30, 2005 (Unaudited)


                                                                                                               American
                                                                                Scudder                         Century
                                                             ---------------------------------------------    ------------
                                                                               Capital                         VP Capital
                                                                Bond           Growth        International    Appreciation
                                                                Fund            Fund             Fund             Fund
                                                             -----------     ------------     ------------    ------------
ASSETS:
Investments in Scudder  Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $46,449,631
   Scudder Capital Growth Fund -- $315,242,165
   Scudder International Fund -- $97,894,321
   American Century VP Capital
     Appreciation Fund -- $81,663,127)
   (Notes 1 and 2)......................................     $47,131,511     $297,628,976     $117,425,440      $74,008,797
Due From (To) Mutual of America General Account.........         (14,065)           8,826            3,997           21,183
                                                             -----------     ------------     ------------      -----------
NET ASSETS..............................................     $47,117,446     $297,637,802     $117,429,437      $74,029,980
                                                             ===========     ============     ============      ===========
UNIT VALUE AT JUNE 30, 2005.............................     $     17.30     $      32.74     $      16.12      $     14.08
                                                             ===========     ============     ============      ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2005............       2,723,191        9,090,323        7,285,529        5,256,651
                                                             ===========     ============     ============      ===========


                                                                Calvert                        Fidelity
                                                             -----------     ----------------------------------------------
                                                                Social             VIP           VIP II          VIP II
                                                               Balanced       Equity-Income      Contra       Asset Manager
                                                                 Fund             Fund            Fund            Fund
                                                             -----------     ------------     ------------      -----------
ASSETS:
Investments in Calvert Social Balanced Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert  Social  Balanced  Fund  --  $71,766,585
   VIP  Equity-Income  Fund -- $192,844,641
   VIP II Contra Fund -- $323,628,753
   VIP II Asset Manager Fund -- $77,897,809)
   (Notes 1 and 2)......................................     $73,943,686     $212,791,812     $399,419,247      $74,725,583
Due From (To) Mutual of America General Account.........         (15,615)         (27,107)         (36,309)          (2,944)
                                                             -----------     ------------     ------------      -----------
NET ASSETS..............................................     $73,928,071     $212,764,705     $399,382,938      $74,722,639
                                                             ===========     ============     ============      ===========
UNIT VALUE AT JUNE 30, 2005.............................     $      3.33     $      37.81     $      35.06      $     26.32
                                                             ===========     ============     ============      ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2005............      22,216,661        5,626,471       11,392,394        2,838,493
                                                             ===========     ============     ============      ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)


                                                                        Investment Company
                                        -----------------------------------------------------------------------------------
                                                                                      Mid-Cap
                                        Money Market   All America  Equity Index   Equity Index      Bond        Short-Term
                                            Fund          Fund          Fund           Fund          Fund         Bond Fund
                                        ------------   -----------  ------------   ------------    ----------    ----------
INVESTMENT INCOME AND EXPENSES:
   Dividend Income (Note 1)............   $      --    $        --   $  --           $       --    $       --    $       --
                                          ---------    -----------   -----------     ----------    ----------    ----------
   Expenses (Note 3)...................     246,633      1,408,088     1,549,748        841,986       428,733        88,719
                                          ---------    -----------   -----------     ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)...........    (246,633)    (1,408,088)   (1,549,748)      (841,986)     (428,733)      (88,719)
                                          ---------    -----------   -----------     ----------    ----------    ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss) on
      investment transactions..........     (30,815)    (2,408,807)    1,949,016      1,673,306      (138,413)      (30,628)
   Realized gain distributions.........          --             --            --             --            --            --
                                          ---------    -----------   -----------     ----------    ----------    ----------
   Net realized gain (loss) on
      investments......................     (30,815)    (2,408,807)    1,949,016      1,673,306      (138,413)      (30,628)
                                          ---------    -----------   -----------     ----------    ----------    ----------
   Net unrealized appreciation
      (depreciation) of investments....     712,511     (4,865,966)   (5,082,133)     5,611,771     1,824,607       188,952
                                          ---------    -----------   -----------     ----------    ----------    ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..........     681,696     (7,274,773)   (3,133,117)     7,285,077     1,686,194       158,324
                                          ---------    -----------   -----------     ----------    ----------    ----------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS.....................   $ 435,063    $(8,682,861)  $(4,682,865)    $6,443,091    $1,257,461    $   69,605
                                          =========    ===========   ===========     ==========    ==========    ==========


                                                                         Investment Company
                                          ---------------------------------------------------------------------------------
                                                                     Aggressive      Conservative   Moderate     Aggressive
                                          Mid-Term      Composite      Equity         Allocation   Allocation    Allocation
                                          Bond Fund       Fund          Fund             Fund         Fund          Fund
                                          ---------    -----------   -----------     ------------  ----------    ----------
INVESTMENT INCOME AND EXPENSES:
   Dividend Income (Note 1)............   $      --    $        --   $        --       $     --     $      --     $      --
                                          ---------    -----------   -----------       --------     ---------     ---------
   Expenses (Note 3)...................     190,821        970,601     1,016,931         31,765       139,493       103,393
                                          ---------    -----------   -----------       --------     ---------     ---------
NET INVESTMENT INCOME (LOSS)...........    (190,821)      (970,601)   (1,016,931)       (31,765)     (139,493)     (103,393)
                                          ---------    -----------   -----------       --------     ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss)
      on investment transactions.......     (42,788)    (1,537,516)      245,610            974       (18,667)       34,599
   Realized gain distributions.........          --             --            --             --            --            --
                                          ---------    -----------   -----------       --------     ---------     ---------
   Net realized gain (loss)
      on investments...................     (42,788)    (1,537,516)      245,610            974       (18,667)       34,599
                                          ---------    -----------   -----------       --------     ---------     ---------
   Net unrealized appreciation
      (depreciation) of investments....     527,929     (3,038,003)   (2,883,091)        74,992       405,560       247,189
                                          ---------    -----------   -----------       --------     ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..........     485,141     (4,575,519)   (2,637,481)        75,966       386,893       281,788
                                          ---------    -----------   -----------       --------     ---------     ---------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS.....................   $ 294,320    $(5,546,120)  $(3,654,412)      $ 44,201     $ 247,400     $ 178,395
                                          =========    ===========   ===========       ========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)


                                                                                 Scudder                    American Century
                                                               -------------------------------------------  ----------------
                                                                                 Capital                       VP Capital
                                                                 Bond            Growth       International   Appreciation
                                                                 Fund             Fund            Fund            Fund
                                                               ----------      ----------      ----------     ------------
INVESTMENT INCOME AND EXPENSES:
   Dividend Income (Note 1)................................    $1,597,493      $2,934,157     $ 1,959,274      $       --
                                                               ----------      ----------      ----------      ----------
   Expenses (Note 3).......................................       201,846       1,322,465         523,132         220,454
                                                               ----------      ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)...............................     1,395,647       1,611,692       1,436,142        (220,454)
                                                               ----------      ----------      ----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investment transactions.....        71,283        (937,206)        510,721        (720,186)
   Realized gain distributions.............................       407,009              --              --              --
                                                               ----------      ----------      ----------      ----------
   Net realized gain (loss) on investments.................       478,292        (937,206)        510,721        (720,186)
                                                               ----------      ----------      ----------      ----------
   Net unrealized appreciation
      (depreciation) of investments........................      (902,601)      2,039,816      (2,756,307)      3,920,823
                                                               ----------      ----------      ----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..............................      (424,309)      1,102,610      (2,245,586)      3,200,637
                                                               ----------      ----------      ----------      ----------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................    $  971,338      $2,714,302      $ (809,444)     $2,980,183
                                                               ==========      ==========      ==========      ==========


                                                                Calvert                        Fidelity
                                                               ----------    ---------------------------------------------
                                                                 Social           VIP           VIP II          VIP II
                                                                Balanced     Equity-Income      Contra       Asset Manager
                                                                  Fund            Fund           Fund            Fund
                                                               ----------    -------------    -----------    -------------
INVESTMENT INCOME AND EXPENSES:
   Dividend Income (Note 1)................................    $       --     $ 3,455,483     $    69,883      $1,970,119
                                                               ----------     -----------     -----------      ----------
   Expenses (Note 3).......................................       319,518         844,294       1,500,268         292,593
                                                               ----------     -----------     -----------      ----------
NET INVESTMENT INCOME (LOSS)...............................      (319,518)      2,611,189      (1,430,385)      1,677,526
                                                               ----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investment transactions.....        18,636         433,757       1,428,230        (133,613)
   Realized gain distributions.............................            --       7,594,084       1,117,096          25,238
                                                               ----------     -----------     -----------      ----------
   Net realized gain (loss) on investments.................        18,636       8,027,841       2,545,326        (108,375)
                                                               ----------     -----------     -----------      ----------
   Net unrealized appreciation
      (depreciation) of investments........................     1,126,555     (14,263,031)     10,945,726      (2,115,057)
                                                               ----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..............................     1,145,191      (6,235,190)     13,491,052      (2,223,432)
                                                               ----------     -----------     -----------      ----------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................    $  825,673     $(3,624,001)    $12,060,667      $ (545,906)
                                                               ==========     ===========     ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                          Investment Company
                                           -------------------------------------------------------------------------------------
                                                Money Market Fund          All America Fund           Equity Index Fund
                                           --------------------------   ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........   $  (246,633)    $ 170,331   $ (1,408,088)    $ 994,817  $ (1,549,748)   $ 3,093,859
   Net realized gain (loss) on
     investments ........................       (30,815)     (125,320)    (2,408,807)   25,868,713     1,949,016     11,969,081
   Net unrealized appreciation
     (depreciation) of investments.......       712,511       160,361     (4,865,966)   (4,215,417)   (5,082,133)    16,238,610
                                            -----------   -----------   ------------  ------------  ------------   ------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............       435,063       205,372     (8,682,861)   22,648,113    (4,682,865)    31,301,550
                                            -----------   -----------   ------------  ------------  ------------   ------------
From Unit Transactions:
   Contributions.........................     5,208,196     9,958,839     12,151,402    28,675,811    21,424,811     44,845,000
   Withdrawals...........................    (3,906,723)   (8,532,406)   (15,116,452)  (33,832,883)  (17,178,888)   (33,257,975)
   Net transfers.........................     1,779,369    (3,150,626)   (13,844,274)  (15,043,848)  (11,377,527)    (7,734,172)
   Contract Fees.........................       (61,220)     (125,726)       (77,308)     (167,676)      (83,493)      (175,282)
                                            -----------   -----------   ------------  ------------  ------------   ------------
Net Increase (Decrease) from
   Unit Transactions.....................     3,019,622    (1,849,919)   (16,886,632)  (20,368,596)   (7,215,097)     3,677,571
                                            -----------   -----------   ------------  ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS....     3,454,685    (1,644,547)   (25,569,493)    2,279,517   (11,897,962)    34,979,121
NET ASSETS:
Beginning of Period/Year.................    53,980,374    55,624,921    335,998,047   333,718,530   355,954,453    320,975,332
                                            -----------   -----------   ------------  ------------  ------------   ------------
End of Period/Year.......................   $57,435,059   $53,980,374   $310,428,554  $335,998,047  $344,056,491   $355,954,453
                                            ===========   ===========   ============  ============  ============   ============



                                                                          Investment Company
                                           -------------------------------------------------------------------------------------
                                                     Mid-Cap                                              Short-Term
                                                Equity Index Fund               Bond Fund                  Bond Fund
                                           --------------------------   ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........  $   (841,986)  $ 7,973,377   $ (428,733)    $ 3,289,112   $   (88,719)  $   308,284
   Net realized gain (loss) on
     investments ........................     1,673,306     2,789,429     (138,413)       (435,928)      (30,628)      (39,978)
   Net unrealized appreciation
      (depreciation) of investment.......     5,611,771    11,106,631    1,824,607         371,390       188,952      (138,215)
                                           ------------  ------------  -----------     -----------   -----------   -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............     6,443,091    21,869,437    1,257,461       3,224,574        69,605       130,091
                                           ------------  ------------  -----------     -----------   -----------   -----------
From Unit Transactions:

   Contributions.........................    16,116,583    27,886,609    8,141,734      15,571,516     2,044,996     4,207,848
   Withdrawals...........................    (8,344,796)  (16,795,377)  (4,583,014)    (10,086,188)   (1,345,114)   (2,475,402)
   Net transfers.........................      (288,618)   23,296,366   (2,947,287)     (2,660,596)     (398,657)   (1,173,146)
   Contract Fees.........................       (27,012)      (47,088)     (66,302)       (128,481)      (21,725)      (44,794)
                                           ------------  ------------  -----------     -----------   -----------   -----------
Net Increase (Decrease) from
   Unit Transactions.....................     7,456,157    34,340,510      545,131       2,696,251       279,500       514,506
                                           ------------  ------------  -----------     -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS....    13,899,248    56,209,947    1,802,592       5,920,825       349,105       644,597
NET ASSETS:
Beginning of Period/Year.................   185,047,001   128,837,054   95,742,889      89,822,064    19,746,536    19,101,939
                                           ------------  ------------  -----------     -----------   -----------   -----------
End of Period/Year.......................  $198,946,249  $185,047,001  $97,545,481     $95,742,889   $20,095,641   $19,746,536
                                           ============  ============  ===========     ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                          Investment Company
                                           -------------------------------------------------------------------------------------
                                               Mid-Term Bond Fund           Composite Fund          Aggressive Equity Fund
                                           --------------------------   ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........   $  (190,821)  $   976,931  $   (970,601)  $  3,479,565   $ (1,016,931)  $  7,105,355
   Net realized gain (loss) on
     investments ........................       (42,788)      295,295    (1,537,516)    (3,596,043)       245,610        549,012
   Net unrealized appreciation
     (depreciation) of investments.......       527,929      (648,116)   (3,038,003)    11,757,002     (2,883,091)       967,629
                                            -----------   -----------  ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets
     Resulting from Operations...........       294,320       624,110   (5,546,120)     11,640,524     (3,654,412)     8,621,996
                                            -----------   -----------  ------------   ------------   ------------   ------------
From Unit Transactions:
   Contributions.........................     4,168,973     9,390,550     7,161,351     17,054,557     15,374,617     33,070,722
   Withdrawals...........................    (2,336,674)   (5,485,598)   (9,507,295)   (22,425,857)   (11,715,866)   (23,692,196)
   Net transfers.........................    (2,595,890)  (10,885,788)   (5,565,746)    (8,442,733)   (11,260,482)   (17,729,251)
   Contract Fees.........................       (38,521)      (82,512)      (70,585)      (150,593)       (26,181)       (57,549)
                                            -----------   -----------  ------------   ------------   ------------   ------------
Net Increase (Decrease) from
   Unit Transactions.....................      (802,112)   (7,063,348)   (7,982,275)   (13,964,626)    (7,627,912)    (8,408,274)
                                            -----------   -----------  ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS....      (507,792)   (6,439,238)  (13,528,395)    (2,324,102)   (11,282,324)       213,722
NET ASSETS:
Beginning of Period/Year.................    43,728,778    50,168,016   227,812,677    230,136,779    242,746,538    242,532,816
                                            -----------   -----------  ------------   ------------   ------------   ------------
End of Period/Year.......................   $43,220,986   $43,728,778  $214,284,282   $227,812,677   $231,464,214   $242,746,538
                                            ===========   ===========  ============   ============   ============   ============



                                                                          Investment Company
                                          --------------------------------------------------------------------------------------
                                          Conservative Allocation Fund   Moderate Allocation Fund     Aggressive Allocation Fund
                                          ----------------------------  ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........    $  (31,765)   $  152,355   $  (139,493)   $   563,973    $  (103,393)  $ 1,683,147
   Net realized gain (loss) on
     investments ........................           974        50,098       (18,667)     1,187,140         34,599      (459,662)
   Net unrealized appreciation
      (depreciation) of investments......        74,992         5,991       405,560       (191,284)       247,189       187,632
                                             ----------    ----------   -----------    -----------    -----------   -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............        44,201       208,444       247,400      1,559,829        178,395     1,411,117
                                             ----------    ----------   -----------    -----------    -----------   -----------
From Unit Transactions:
   Contributions.........................     1,047,507     1,830,908     6,089,283      9,371,345      5,093,183     7,773,575
   Withdrawals...........................      (877,468)     (213,403)   (1,438,762)    (1,402,905)    (1,400,203)   (1,815,504)
   Net transfers.........................     1,285,528     2,383,185     1,602,717      7,542,679      1,127,978     5,015,652
   Contract Fees.........................        (1,777)       (2,266)       (7,869)        (9,075)        (6,057)       (6,967)
                                             ----------    ----------   -----------    -----------    -----------   -----------
Net Increase (Decrease) from

   Unit Transactions.....................     1,453,790     3,998,424     6,245,369     15,502,044      4,814,901    10,966,756
                                             ----------    ----------   -----------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS....     1,497,991     4,206,868     6,492,769     17,061,873      4,993,296    12,377,873
NET ASSETS:
Beginning of Period/Year.................     6,310,761     2,103,893    28,004,668     10,942,795     20,099,936     7,722,063
                                             ----------    ----------   -----------    -----------    -----------   -----------
End of Period/Year.......................    $7,808,752    $6,310,761   $34,497,437    $28,004,668    $25,093,232   $20,099,936
                                             ==========    ==========   ===========    ===========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Scudder
                                          --------------------------------------------------------------------------------------
                                                    Bond Fund               Capital Growth Fund           International Fund
                                          ----------------------------  ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........   $ 1,395,647   $ 1,164,748  $  1,611,692   $ (1,077,955)   $  1,436,142  $    403,146
   Net realized gain (loss) on
     investments ........................       478,292       198,228      (937,206)    (4,227,423)        510,721       961,447
   Net unrealized appreciation
      (depreciation) of investments......      (902,601)      406,323     2,039,816     25,614,900      (2,756,307)   13,947,101
                                            -----------   -----------  ------------   ------------    ------------  ------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............       971,338     1,769,299     2,714,302     20,309,522        (809,444)   15,311,694
                                            -----------   -----------  ------------   ------------    ------------  ------------
From Unit Transactions:
   Contributions.........................     3,598,689     6,587,937    12,809,597     29,218,286       7,499,687    12,733,802
   Withdrawals...........................    (2,454,892)   (4,623,538)  (14,018,660)   (33,371,968)     (5,571,803)  (10,544,491)
   Net Transfers.........................       403,559      (245,596)   (8,064,173)   (18,965,237)        552,306      (267,721)
   Contract Fees.........................       (27,413)      (53,732)      (25,721)       (57,253)         (4,607)       (9,344)
                                            -----------   -----------  ------------   ------------    ------------  ------------
Net Increase (Decrease) from

   Unit Transactions.....................     1,519,943     1,665,071    (9,298,957)   (23,176,172)      2,475,583     1,912,246
                                            -----------   -----------  ------------   ------------    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS....     2,491,281     3,434,370    (6,584,655)    (2,866,650)      1,666,139    17,223,940
NET ASSETS:
Beginning of Period/Year.................    44,626,165    41,191,795   304,222,457    307,089,107     115,763,298    98,539,358
                                            -----------   -----------  ------------   ------------    ------------  ------------
End of Period/Year.......................   $47,117,446   $44,626,165  $297,637,802   $304,222,457    $117,429,437  $115,763,298
                                            ===========   ===========  ============   ============    ============  ============



                                                                          American Century                Calvert
                                                                    ----------------------------  ---------------------------
                                                                    VP Capital Appreciation Fund      Social Balanced Fund
                                                                    ----------------------------  ---------------------------
                                                                      For the Six      For The     For the Six     For The
                                                                     Months Ended    Year Ended   Months Ended    Year Ended
                                                                     June 30, 2005  December 31,  June 30, 2005  December 31,
                                                                      (Unaudited)       2004       (Unaudited)       2004
                                                                     -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..................................    $  (220,454)   $  (419,308)  $  (319,518)   $   569,236
   Net realized gain (loss) on investments.......................       (720,186)    (5,613,831)       18,636        (63,435)
   Net unrealized appreciation (depreciation)
     of investments..............................................      3,920,823     10,113,367     1,126,555      4,189,843
                                                                     -----------    -----------   -----------    -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.....................................      2,980,183      4,080,228       825,673      4,695,644
                                                                     -----------    -----------   -----------    -----------
From Unit Transactions:
   Contributions.................................................      3,587,760      7,226,757     5,957,208     10,671,690
   Withdrawals...................................................     (2,963,730)    (7,026,119)   (3,215,027)    (5,667,612)
   Net Transfers.................................................      5,397,295     (7,489,671)     (287,864)        83,988
   Contract Fees.................................................         (4,171)        (8,633)      (41,421)       (81,924)
                                                                     -----------    -----------   -----------    -----------
Net Increase (Decrease) from Unit Transactions...................      6,017,154     (7,297,666)    2,412,896      5,006,142
                                                                     -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS............................      8,997,337     (3,217,438)    3,238,569      9,701,786
NET ASSETS:
Beginning of Period/Year.........................................     65,032,643     68,250,081    70,689,502     60,987,716
                                                                     -----------    -----------   -----------    -----------
End of Period/Year...............................................    $74,029,980    $65,032,643   $73,928,071    $70,689,502
                                                                     ===========    ===========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                              Fidelity
                                          --------------------------------------------------------------------------------------
                                             VIP Equity Income Fund          VIP II Contra Fund       VIP II Asset Manager Fund
                                          ----------------------------  ---------------------------  ---------------------------
                                            For the Six      For the     For the Six      For the     For the Six     For the
                                           Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                           June 30, 2005  December 31,  June 30, 2005  December 31,  June 30, 2005  December 31,
                                            (Unaudited)       2004       (Unaudited)       2004       (Unaudited)       2004
                                           -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........   $ 2,611,189   $ 1,319,580   $ (1,430,385)  $ (1,517,787)  $ 1,677,526   $ 1,298,689
   Net realized gain (loss) on
     investments                              8,027,841     1,852,804      2,545,326      8,116,578      (108,375      (242,873)
   Net unrealized appreciation
      (depreciation) of investments......   (14,263,031)   17,030,846     10,945,726     37,688,444    (2,115,057)    2,247,729
                                           ------------  ------------   ------------   ------------   -----------   -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............    (3,624,001)   20,203,230     12,060,667     44,287,235      (545,906)    3,303,545
                                           ------------  ------------   ------------   ------------   -----------   -----------
From Unit Transactions:

   Contributions.........................    14,568,017    28,963,772     24,769,569     44,186,643     6,351,396    13,542,567
   Withdrawals...........................   (10,674,012)  (19,471,058)   (17,160,542)   (32,733,718)   (3,592,361)   (7,931,115)
   Net Transfers.........................    (1,115,452)    6,423,184      7,005,819     35,471,496    (2,751,534)   (2,926,490)
   Contract Fees.........................       (84,504)     (167,561)       (45,122)       (87,213)      (45,267)      (94,127)
                                           ------------  ------------   ------------   ------------   -----------   -----------
Net Increase (Decrease) from
   Unit Transactions.....................     2,694,049    15,748,337     14,569,724     46,837,208       (37,766)    2,590,835
                                           ------------  ------------   ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS....      (929,952)   35,951,567     26,630,391     91,124,443      (583,672)    5,894,380
NET ASSETS:
Beginning of Period/Year.................   213,694,657   177,743,090    372,752,547    281,628,104    75,306,311    69,411,931
                                           ------------  ------------   ------------   ------------   -----------   -----------
End of Period/Year.......................  $212,764,705  $213,694,657   $399,382,938   $372,752,547   $74,722,639   $75,306,311
                                           ============  ============   ============   ============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002 and 2001.


                              Investment Company Money Market Fund                       Investment Company All America Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
-------------------    -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year.....  $  2.31   $  2.30  $  2.30  $  2.28  $  2.22  $ 2.11   $   8.42  $   7.85 $   5.96 $   7.74 $   9.46  $10.05
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Unit value, end
   of period/year.....  $  2.33   $  2.31  $  2.30  $  2.30  $  2.28  $ 2.22   $   8.21  $   8.42 $   7.85 $   5.96 $   7.74  $ 9.46
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Units outstanding
  (000's), beginning
  of period/year (1)..   23,380    24,188   26,791   27,210   25,658             39,898    42,508   41,572   44,755   47,895
Units Issued
  (000's) (1) ........    6,520    10,032   13,445   45,360   71,518              2,937    22,655   17,434   19,155   21,460
Units Redeemed
  (000's) (1) ........   (5,217)  (10,840) (16,048) (45,779) (69,966)            (5,022)  (25,265) (16,498) (22,338) (24,600)
                        -------   -------  -------  -------  -------           --------  -------- -------- -------- --------
Units Outstanding
  (000's), end of
  period/year ........   24,683    23,380   24,188   26,791   27,210  25,658     37,813    39,898   42,508   41,572   44,755  47,895
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Net Assets
  (000's) (1) ........  $57,435   $53,980  $55,625  $61,563  $62,172           $310,429  $335,998 $333,719 $247,576 $346,502
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Expense Ratio (A) (1)     0.90%     0.90%(D) 0.90%(D) 0.90%    0.90%              0.90%     0.90%    0.90%    0.90%    0.90%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Investment Income
   Ratio (B) (1) .....       --     1.06%    0.98%    1.55%     5.3%                 --     1.21%    0.84%    0.83%     0.4%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Total Return (C) (1) .    0.78%     0.40%    0.08%    0.57%    3.04%             -2.52%     7.27%   31.82%  -23.08%  -18.12%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D) For the period July 15, 2003 through October 14, 2004, the effective annual expense ratio was .70% due to an expense waiver that was in effect. See Note 3 for additional information.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                                               Investment Company
                              Investment Company Equity Index Fund                          Mid-Cap Equity Index Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
-------------------    -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year..... $   2.88  $   2.62 $   2.06 $   2.67 $   3.07 $  3.41   $   1.63  $   1.41 $   1.05 $   1.25  $  1.28  $ 1.11
                       ========  ======== ======== ======== ======== =======   ========  ======== ======== ========  =======  ======
Unit value, end of
   period/year........ $   2.84  $   2.88 $   2.62 $   2.06 $   2.67 $  3.07   $   1.68  $   1.63 $   1.41 $   1.05  $  1.25  $ 1.28
                       ========  ======== ======== ======== ======== =======   ========  ======== ======== ========  =======  ======
Units outstanding
  (000's), beginning
  of period/year (1)..  123,672   122,328  110,153  109,580  109,982            113,661    91,187   64,271   49,342   37,752
Units Issued
  (000's) (1) ........   19,759   116,746  131,832  111,439  107,487             31,198   112,429  134,122  180,415  125,401
Units Redeemed
   (000's) (1)........  (22,319) (115,402)(119,657)(110,866)(107,889)           (26,627)  (89,955)(107,206)(165,486)(113,811)
                       --------  -------- -------- -------- --------           --------  -------- -------- --------  -------
 Units Outstanding
  (000's), end of
  period/year ........  121,112   123,672  122,328  110,153  109,580 109,982    118,232   113,661   91,187   64,271   49,342  37,752
                       ========  ======== ======== ======== ======== =======   ========  ======== ======== ========  =======  ======
Net Assets
  (000's) (1) ........ $344,056  $355,954 $320,975 $227,294 $293,035           $198,946  $185,047 $128,837 $ 67,761  $61,894
                       ========  ======== ======== ======== ========           ========  ======== ======== ========  =======
Expense Ratio (A) (1).    0.90%     0.90%    0.90%    0.90%    0.90%              0.90%     0.90%    0.90%    0.90%    0.90%
                       ========  ======== ======== ======== ========           ========  ======== ======== ========  =======
Investment Income
   Ratio (B) (1)......       --     1.84%    1.57%    1.58%     3.3%                 --     1.09%    1.02%    1.77%     2.8%
                       ========  ======== ======== ======== ========           ========  ======== ======== ========  =======
Total Return (C) (1)..   -1.30%     9.69%   27.16%  -22.84%  -12.97%              3.35%    15.23%   34.01%  -15.95%   -1.96%
                       ========  ======== ======== ======== ========           ========  ======== ======== ========  =======

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                     Investment Company Bond Fund                    Investment Company Short-Term Bond Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
-------------------    -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year.....  $  4.14   $  3.99  $  3.78  $  3.57  $  3.31  $ 3.07    $  1.54   $  1.53  $  1.52  $  1.46  $  1.37   $1.28
                        =======   =======  =======  =======  =======  ======    =======   =======  =======  =======  =======   =====
Unit value, end of
   period/year........  $  4.20   $  4.14  $  3.99  $  3.78  $  3.57  $ 3.31    $  1.54   $  1.54  $  1.53  $  1.52  $  1.46   $1.37
                        =======   =======  =======  =======  =======  ======    =======   =======  =======  =======  =======   =====
Units outstanding
  (000's), beginning
  of period/year (1)..   23,114    22,484   22,509   20,932   13,899             12,834    12,497   12,521    7,825    4,649
Units Issued
  (000's) (1)             3,137    10,135   13,116   13,207   15,756              2,189     5,925   10,241   10,451    6,928
Units Redeemed
  (000's) (1)            (3,008)   (9,505) (13,141) (11,630)  (8,723)            (2,008)   (5,588) (10,265)  (5,755)  (3,752)
                        -------   -------  -------  -------  -------            -------   -------  -------  -------  -------
Units Outstanding
  (000's), end of
  period/year.           23,243    23,114   22,484   22,509   20,932  13,899   1  3,015    12,834   12,497   12,521    7,825   4,649
                        =======   =======  =======  =======  =======  ======    =======   =======  =======  =======  =======   =====
Net Assets
  (000's) (1)           $97,545   $95,743  $89,822  $85,005  $74,711            $20,096   $19,747  $19,102  $18,979  $11,394
                        =======   =======  =======  =======  =======            =======   =======  =======  =======  =======
Expense Ratio (A) (1).    0.90%     0.90%    0.90%    0.90%    0.90%              0.90%     0.90%    0.90%    0.90%    0.90%
                        =======   =======  =======  =======  =======            =======   =======  =======  =======  =======
Investment Income
   Ratio (B) (1)......       --     4.51%    5.03%    8.97%    10.5%                 --     2.51%    3.31%    3.49%     6.4%
                        =======   =======  =======  =======  =======            =======   =======  =======  =======  =======
Total Return (C) (1)..    1.32%     3.68%    5.78%    5.81%    7.77%              0.35%     0.66%    0.84%    4.10%    6.49%
                        =======   =======  =======  =======  =======            =======   =======  =======  =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)




                              Investment Company Mid-Term Bond Fund                       Investment Company Composite Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
-------------------    -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year.....  $  1.69   $  1.67  $  1.64  $  1.51  $  1.38   $1.32   $   5.51  $   5.23 $   4.46 $   4.87 $   5.52  $ 5.61
                        =======   =======  =======  =======  =======   =====   ========  ======== ======== ======== ========  ======
Unit value, end of
   period/year........  $  1.70   $  1.69  $  1.67  $  1.64  $  1.51   $1.38   $   5.38  $   5.51 $   5.23 $   4.46 $   4.87  $ 5.52
                        =======   =======  =======  =======  =======   =====   ========  ======== ======== ======== ========  ======
Units outstanding
  (000's), beginning
  of period/year (1)..   25,887    30,102   39,713   21,035    5,922             41,312    43,988   45,392   50,607   54,447
Units Issued
  (000's) (1) ........    3,563    11,988   21,886   41,929   26,104              1,921     4,927    5,455    5,327    5,576
Units Redeemed
  (000's) (1) ........   (4,041)  (16,203) (31,497) (23,251) (10,991)            (3,426)   (7,603)  (6,859) (10,542)  (9,416)
                        -------   -------  -------  -------  -------           --------  -------- -------- -------- --------
Units Outstanding
  (000's), end of
  period/year.........   25,409    25,887   30,102   39,713   21,035   5,922     39,807    41,312   43,988   45,39 2  50,607  54,447
                        =======   =======  =======  =======  =======   =====   ========  ======== ======== ======== ========  ======
Net Assets
  (000's) (1) ........  $43,221   $43,729  $50,168  $64,981  $31,667           $214,284  $227,813 $230,137 $202,661 $246,469
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Expense Ratio(A)(1)...    0.90%     0.90%    0.90%    0.90%   0.90%               0.90%     0.90%    0.90%    0.90%    0.90%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Investment Income
   Ratio (B) (1)......       --     3.11%    3.00%    4.19%     5.7%                 --     2.45%    2.60%    3.32%     3.7%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Total Return (C) (1)..    0.70%     1.36%    1.85%    8.69%    9.46%             -2.38%     5.40%   17.18%   -8.33%  -11.79%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                        Investment Company Aggressive Equity Fund
                                              ---------------------------------------------------------------
                                              Six Months
                                                Ended
                                               June 30,              Years Ended December 31,
SELECTED PER UNIT AND                            2005        -------------------------------------------------
SUPPLEMENTARY DATA:                           (Unaudited)      2004      2003       2002      2001      2000
---------------------                         -----------    --------  --------   --------  --------    ------
Unit value, beginning of Period/Year.......    $   2.81      $   2.69  $   1.95   $   2.47  $   2.79    $ 2.85
                                               ========      ========  ========   ========  ========    ======
Unit value, end of Period/Year.............    $   2.77      $   2.81  $   2.69   $   1.95  $   2.47    $ 2.79
                                               ========      ========  ========   ========  ========    ======
Units outstanding (000's),
  beginning of Period/Year (1).....              86,322        90,102    79,680     76,011    75,043
Units Issued (000's) (1)...................      10,332        47,144    50,404     57,813    44,630
Units Redeemed (000's) (1).................     (13,191)      (50,924)  (39,982    (54,144)  (43,662)
                                               --------      --------  --------   --------  --------
Units Outstanding (000's),
  end of Period/Year...............              83,463        86,322    90,102     79,680    76,011    75,043
                                               ========      ========  ========   ========  ========    ======
Net Assets (000's) (1).....................    $231,464      $242,747  $242,533   $155,282  $187,929
                                               ========      ========  ========   ========  ========
Expense Ratio (A) (1)......................       0.90%         0.90%     0.90%      0.90%     0.90%
                                               --------      --------  --------   --------  --------
Investment Income Ratio (B) (1)............          --            --        --         --      0.5%
                                               --------      --------  --------   --------  --------
Total Return (C) (1).......................      -1.38%         4.47%    38.12%    -21.18%   -11.43%
                                               ========      ========  ========   ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                    Investment Company
                                   -----------------------------------------------------------------------------------------------
                                          Conservative                   Moderate                     Aggressive
                                         Allocation Fund              Allocation Fund               Allocation Fund
                                   ------------------------------   ------------------------------  ------------------------------
                                      Six                               Six                             Six
                                    Months       Year      Period     Months      Year     Period     Months      Year     Period
                                     Ended       Ended      Ended      Ended      Ended     Ended      Ended      Ended     Ended
                                   June 30,    December   December   June 30,   December  December   June 30,   December  December
SELECTED PER UNIT AND                2005         31,        31,       2005        31,       31,       2005        31,       31,
SUPPLEMENTARY DATA:               (Unaudited)    2004       2003*   (Unaudited)   2004      2003*   (Unaudited )  2004      2003*
---------------------             -----------  --------   --------   --------   --------  --------   --------   --------  --------
Unit value, beginning of
  Period/Year ....................   $ 1.09     $ 1.05     $ 1.05     $  1.19   $  1.11    $  1.05    $  1.29   $  1.19   $  1.05
                                     ======     ======     ======     =======   =======    =======    =======   =======   =======
Unit value, end of Period/Year....   $ 1.09     $ 1.09     $ 1.05     $  1.20   $  1.19    $  1.11    $  1.30   $  1.29   $  1.19
                                     ======     ======     ======     =======   =======    =======    =======   =======   =======
Units outstanding (000's),
  beginning of Period/Year (1)....    5,808      2,009         --      23,490     9,849         --     15,564     6,511        --
Units Issued (000's) (1)..........    3,046      9,554      3,737       9,758    41,380     13,383      7,367    20,170     9,770
Units Redeemed (000's) (1)........   (1,694)    (5,755)    (1,728)     (4,497)  (27,739)    (3,534)    (3,567)  (11,117)   (3,259)
                                     ------     ------     ------     -------   -------    -------    -------   -------   -------
 Units Outstanding (000's),
   end of Period/Year.............    7,160      5,808      2,009      28,751    23,490      9,849     19,364    15,564     6,511
                                     ======     ======     ======     =======   =======    =======    =======   =======   =======
Net Assets (000's) (1)............   $7,809     $6,311     $2,104     $34,497   $28,005    $10,943    $25,093   $20,100   $ 7,722
                                     ======     ======     ======     =======   =======    =======    =======   =======   =======
Expense Ratio (A) (1).............    0.90%      0.90%      0.90%       0.90%     0.90%      0.90%      0.90%     0.90%     0.90%
                                     ------     ------     ------     -------   -------    -------    -------   -------   -------
Investment Income Ratio (B) (1)...       --      4.58%      7.90%(D)       --     3.84%      8.47%(D)      --     2.95%     6.02%(D)
                                     ------     ------     ------     -------   -------    -------    -------   -------   -------
Total Return (C) (1)..............    0.37%      3.75%      4.73%       0.65%     7.30%     11.11%      0.34%     8.89%    18.61%
                                     ======     ======     ======     =======   =======    =======    =======   =======   =======

----------
*     For the period May 20, 2003 (Commencement of Operations) to December 31,
      2003.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                        Scudder Bond Fund                                     Scudder Capital Growth Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
---------------------  -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year.....  $ 16.94   $ 16.22  $ 15.58  $ 14.60  $ 13.94  $12.73    $ 32.43  $  30.30 $  24.10 $  34.34 $  42.97  $48.17
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Unit value, end of
   period/year........  $ 17.30   $ 16.94  $ 16.22  $ 15.58  $ 14.60  $13.94    $ 32.74  $  32.43 $  30.30 $  24.10 $  34.34  $42.97
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Units outstanding
  (000's), beginning
  of period/year (1)..    2,634     2,539    2,660    2,500    1,630              9,381    10,133    9,954   10,896   11,501
Units Issued
  (000's) (1) ........      565     1,124    1,046    1,517    2,625                608     1,667    3,244    4,909    3,964
Units Redeemed
   (000's) (1)........     (476)   (1,029)  (1,167)  (1,357)  (1,755)              (899)   (2,419)  (3,065)  (5,851)  (4,569)
                        -------   -------  -------  -------  -------           --------  -------- -------- -------- --------
Units Outstanding
  (000's), end of
  period/year. .......    2,723     2,634    2,539    2,660    2,500   1,630      9,090     9,381   10,133    9,954   10,896  11,501
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Net Assets
  (000's) (1) ........  $47,117   $44,626  $41,192  $41,440  $36,515           $297,638  $304,222 $307,089 $239,897 $374,176
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Expense Ratio(A)(1)...    0.90%     0.90%    0.90%    0.90%    0.90%              0.90%     0.90%    0.90%    0.90%    0.90%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Investment Income
   Ratio(B)(1).......     3.53%     3.74%    4.10%    5.53%     4.2%              0.99%     0.55%    0.42%    0.34%    13.1%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Total Return(C)(1)...     2.14%     4.43%    4.11%    6.68%    4.79%              0.96%     7.02%   25.75%  -29.82%  -20.08%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                                                    American Century
                                                                             ------------------------------------------------------
                                   Scudder International Fund                               VP Capital Appreciation Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
---------------------  -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year..... $  16.23  $  14.05  $ 11.10  $ 13.72 $  20.02  $25.83    $ 13.46   $ 12.59  $ 10.52  $ 13.44  $ 18.82  $17.40
                       ========  ========  =======  ======= ========  ======    =======   =======  =======  =======  =======  ======
Unit value, end of
   period/year........ $  16.12  $  16.23  $ 14.05  $ 11.10 $  13.72  $20.02    $ 14.08   $ 13.46  $ 12.59  $ 10.52  $ 13.44  $18.82
                       ========  ========  =======  ======= ========  ======    =======   =======  =======  =======  =======  ======
Units outstanding
  (000's), beginning
  of period/year (1)..    7,135     7,014    7,089    7,619    8,335              4,831     5,419    5,416    6,086    7,184
Units Issued
  (000's) (1) ........      872     1,731    3,476   87,282  179,759              1,406     1,886    2,198    2,635    8,755
Units Redeemed
   (000's) (1)........     (721)   (1,610)  (3,551) (87,812)(180,475)              (980)   (2,474)  (2,195)  (3,305)  (9,853)
                       --------  --------  -------  ------- --------            -------   -------  -------  -------  -------
Units Outstanding
  (000's), end of
  period/year. .......    7,286     7,135    7,014    7,089    7,619   8,335      5,257     4,831    5,419    5,416    6,086   7,184
                       ========  ========  =======  ======= ========  ======    =======   =======  =======  =======  =======  ======
Net Assets
  (000's)(1) ......... $117,429  $115,763  $98,539  $78,669 $104,518            $74,030   $65,033  $68,250  $56,984  $81,796
                       ========  ========  =======  ======= ========            =======   =======  =======  =======  =======
Expense Ratio(A)(1)...    0.90%     0.90%    0.90%    0.90%    0.90%              0.65%     0.65%    0.65%    0.65%    0.70%
                       ========  ========  =======  ======= ========            =======   =======  =======  =======  =======
Investment Income
   Ratio (B) (1)......    1.67%     1.29%    0.76%    0.80%    20.2%                 --        --       --       --    38.0%
                       ========  ========  =======  ======= ========            =======   =======  =======  =======  =======
Total Return (C)(1)...   -0.66%    15.48%   26.60%  -19.10%  -31.48%              4.62%     6.88%   19.69%  -21.71%  -28.57%
                       ========  ========  =======  ======= ========            =======   =======  =======  =======  =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                  Calvert Social Balanced Fund                            Fidelity VIP Equity-Income Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
---------------------  -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year.....  $  3.29   $  3.07  $  2.59  $  2.98  $  3.23  $ 3.37   $  38.46  $  34.76 $  26.89 $  32.63 $  34.61  $32.21
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Unit value, end of
   period/year........  $  3.33   $  3.29  $  3.07  $  2.59  $  2.98  $ 3.23   $  37.81  $  38.46 $  34.76 $  26.89 $  32.63  $34.61
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Units outstanding
  (000's), beginning
  of period/year (1)..   21,476    19,878   17,942   17,463   17,238              5,557     5,113    4,437    4,275    3,753
Units Issued
  (000's) (1) ........    2,804     5,036    5,049    4,482    4,112                713     1,886    2,757    2,817    1,997
Units Redeemed
   (000's) (1)........   (2,063)   (3,438)  (3,113)  (4,003)  (3,887)              (644)   (1,442)  (2,081)  (2,655)  (1,475)
                        -------   -------  -------  -------  -------           --------  -------- -------- -------- --------
Units Outstanding
  (000's), end of
  period/year ........   22,217    21,476   19,878   17,942   17,463  17,238      5,626     5,557    5,113    4,437    4,275   3,753
                        =======   =======  =======  =======  =======  ======   ========  ======== ======== ======== ========  ======
Net Assets(000's)(1)..  $73,928   $70,690  $60,988  $46,555  $52,045           $212,765  $213,695 $177,743 $119,296 $139,507
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Expense Ratio(A)(1)...  0.90%     0.90%    0.90%    0.90%    0.90%              0.80%     0.80%    0.80%    0.80%    0.80%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Investment Income
   Ratio (B) (1)......       --     1.78%    2.05%    2.80%     5.6%              1.62%     1.48%    1.68%    3.97%     6.4%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========
Total Return (C) (1)..    1.09%     7.28%   18.25%  -12.94%   -7.78%             -1.67%    10.64%   29.29%  -17.61%   -5.72%
                        =======   =======  =======  =======  =======           ========  ======== ======== ======== ========

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                        Fidelity
                       ------------------------------------------------------------------------------------------------------------
                                       VIP II Contra Fund                             VIP II Asset Manager Fund
                       ---------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                          Ended                                                 Ended
                        June 30,          Years Ended December 31,             June 30,         Years Ended December 31,
SELECTED PER UNIT AND     2005      ---------------------------------------      2005      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2004     2003     2002    2001     2000  (Unaudited)   2004     2003     2002      2001    2000
---------------------  -----------  ----     ----     ----    ----     ----  -----------   ----     ----     ----      ----    ----
Unit value, beginning
   of period/year..... $  33.97  $  29.66 $  23.27 $  25.88 $  29.73  $32.13    $ 26.51   $ 25.34  $ 21.65  $ 23.91  $ 25.14  $26.40
                       ========  ======== ======== ======== ========  ======    =======   =======  =======  =======  =======  ======
Unit value, end of
   period/year........ $  35.06  $  33.97 $  29.66 $  23.27 $  25.88  $29.73    $ 26.32   $ 26.51  $ 25.34  $ 21.65  $ 23.91  $25.14
                       ========  ======== ======== ======== ========  ======    =======   =======  =======  =======  =======  ======
Units outstanding
  (000's), beginning
  of period/year (1)..   10,971     9,496    8,844    8,695    8,742              2,840     2,739    2,288    2,114    1,908
Units Issued
  (000's) (1) ........    1,775     6,111    8,143    5,251    1,796                318       709    1,061      774      610
Units Redeemed
   (000's) (1)........   (1,354)   (4,636)  (7,491)  (5,102)  (1,843)              (320)     (608)    (610)    (600)    (404)
                       --------  -------- -------- -------- --------            -------   -------  -------  -------  -------
Units Outstanding
  (000's), end of
  period/year ........   11,392    10,971    9,496    8,844    8,695   8,742      2,838     2,840    2,739    2,288    2,114   1,908
                       ========  ======== ======== ======== ========  ======    =======   =======  =======  =======  =======  ======
Net Assets(000's)(1).. $399,383  $372,753 $281,628 $205,825 $225,031            $74,723   $75,306  $69,412  $49,537  $50,556
                       ========  ======== ======== ======== ========            =======   =======  =======  =======  =======
Expense Ratio (A)(1)..    0.80%     0.80%    0.80%    0.80%    0.80%              0.80%     0.80%    0.80%    0.80%    0.80%
                       ========  ======== ======== ======== ========            =======   =======  =======  =======  =======
Investment Income
   Ratio (B) (1)......    0.02%     0.32%    0.44%    0.82%     3.7%              2.67%     2.62%    3.27%    3.80%     5.6%
                       ========  ======== ======== ======== ========            =======   =======  =======  =======  =======
Total Return (C) (1)..    3.19%    14.55%   27.44%  -10.07%  -12.95%             -0.71%     4.63%   17.03%   -9.46%   -4.86%
                       ========  ======== ======== ======== ========            =======   =======  =======  =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. At June 30, 2005, Separate Account No. 2 consisted of 20 distinct funds. Each invested in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); and the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity").

      The Investment Company Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 2 as investment alternatives on May 20, 2003.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Company, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income, is recognized as investment income while accumulated capital gains is recognized as realized gains from distributions. All dividend distributions are recognized on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 is treated as a part of the Company and not taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2005 are as follows:

                                                         Number of     Net Asset
                                                           Shares        Value
                                                         ---------     ---------
      Investment Company Funds:
         Money Market Fund ...........................   47,839,947     $ 1.20
         All America Fund ............................  155,061,422       2.00
         Equity Index Fund ...........................  163,931,410       2.10
         Mid-Cap Equity Index Fund ...................  131,007,275       1.52
         Bond Fund ...................................   74,264,683       1.31
         Short-Term Bond Fund ........................   19,482,629       1.03
         Mid-Term Bond Fund ..........................   45,239,916       0.96
         Composite Fund ..............................  149,931,170       1.43
         Aggressive Equity Fund ......................  133,114,401       1.74
         Conservative Allocation Fund ................    7,571,982       1.03
         Moderate Allocation Fund ....................   30,672,396       1.12
         Aggressive Allocation Fund ..................   20,535,748       1.22
      Scudder Portfolios:
         Bond Portfolio ..............................    6,742,698       6.99
         Capital Growth Portfolio -- Class "A" .......   18,921,105      15.73
         International Portfolio -- Class "A" ........   12,599,296       9.32
      American Century VP Capital Appreciation Fund ..    9,205,074       8.04
      Calvert Social Balanced Portfolio ..............   38,897,257       1.90
      Fidelity Portfolios:
         Equity-Income -- "Initial" Class ............    8,952,117      23.77
         Contrafund -- "Initial" Class ...............   14,529,620      27.49
         Asset Manager -- "Initial" Class ............    5,185,675      14.41

3. EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

     Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

     Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

     From July 15, 2003 through October 14, 2004, the Investment Company Money Market Fund's annual expenses were waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. During the period of the waiver, the Investment Company Money Market Fund's expenses were reduced at an annual rate of 0.20%.

      A deduction of $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month. This charge is reflected as a unit transaction in the accompanying financial statements.

4. SUBSEQUENT EVENTS

     On July 1, 2005, the Investment Company opened three new Funds, a Mid Cap Value Fund, a Small Cap Value Fund and a Small Cap Growth Fund, which became available for investment by Mutual of America Life Separate Account No. 2 on that date.

      Four new outside funds, the Fidelity VIP Mid Cap Portfolio, Vanguard Diversified Portfolio, Vanguard International Portfolio, and the Oppenheimer Main Street Fund were also introduced. All the new funds became available for investment by Mutual of America Separate Accounts No. 2 on that date.

      Effective July 1, 2005, the Total Separate Account Annual Expenses will be reduced to 0.50% (0.25% for the American Century Capital Appreciation Fund and 0.40% for the Fidelity VIP Funds) ("Reduced Fee") for Participants in plans with assets in the Separate Account of at least $2 million (measured on the last day of each calendar quarter for eligibility in the following quarter), where the employer is using Hotline Plus and makes payments via Electronic Funds Transfer ("EFT").

                                MUTUAL OF AMERICA
                                LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                                NEW YORK, NY 10022-6839
                                212-224-1600

                                www.mutualofamerica.com